Consolidated Statements of Stockholder's Deficit (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Committed Shares To Be Issued [Member]	Deficit Accumulated During The Development Stage [Member]	Treasury Stock [Member]	Total
Balance at Mar. 27, 2006
Balance, shares at Mar. 27, 2006
Issuance of founder's share at $.001 per share	17,000					17,000
Issuance of founder's share at $.001 per share, shares	17,000,000
Common shares retained by Sucre Agricultural Corp., Shareholders	4,028	685,972				690,000
Common shares retained by Sucre Agricultural Corp., Shareholders, shares	4,028,264
Costs associated with the acquisition of Sucre Agricultural Corp.		(3,550)				(3,550)
Common shares issued for services in November 2006 at $2.99 per share	38	111,962				112,000
Common shares issued for services in November 2006 at $2.99 per share, shares	37,500
Common shares issued for services in November 2006 at $3.35 per share	20	66,981				67,001
Common shares issued for services in November 2006 at $3.35 per share, shares	20,000
Common shares issued for services in December 2006 at $3.65 per share	20	72,980				73,000
Common shares issued for services in December 2006 at $3.65 per share, shares	20,000
Common shares issued for services in December 2006 at $3.65 per share	20	72,980				73,000
Common shares issued for services in December 2006 at $3.65 per share, shares	20,000
Estimated value of common shares at $3.99 per share and warrants at $2.90 issuable for services upon vesting in February 2007		160,000				160,000
Share-based compensation related to options		114,811				114,811
Share-based compensation related to warrants		100,254				100,254
Net loss				(1,555,497)		(1,555,497)
Balance at Dec. 31, 2006	21,126	1,382,390		(1,555,497)		(151,981)
Balance, shares at Dec. 31, 2006	21,125,764
Share-based compensation related to options		4,692,863				4,692,863
Common shares issued for cash in January 2007, at $2.00 per share to unrelated individuals, including costs associated with private placement of 6,250 shares and $12,500 cash paid	285	755,875				756,160
Common shares issued for cash in January 2007, at $2.00 per share to unrelated individuals, including costs associated with private placement of 6,250 shares and $12,500 cash paid, shares	284,750
Amortization of share based compensation related to employment agreement in January 2007 $3.99 per share	10	39,890				39,900
Amortization of share based compensation related to employment agreement in January 2007 $3.99 per share, shares	10,000
Common shares issued for services in February 2007 at $5.92 per share	38	138,837				138,875
Common shares issued for services in February 2007 at $5.92 per share, shares	37,500
Adjustment to record remaining value of warrants at $4.70 per share issued for services in February 2007		158,118				158,118
Common shares issued for services in March 2007 at $7.18 per share	37	269,213				269,250
Common shares issued for services in March 2007 at $7.18 per share, shares	37,500
Fair value of warrants at $6.11 for services vested in March 2007		305,307				305,307
Fair value of warrants at $5.40 for services vested in June 2007		269,839				269,839
Common shares issued for services in June 2007 at $6.25 per share	37	234,338				234,375
Common shares issued for services in June 2007 at $6.25 per share, shares	37,500
Share based compensation related to employment agreement in February 2007 $5.50 per share	50	274,951				275,001
Share based compensation related to employment agreement in February 2007 $5.50 per share, shares	50,000
Common Shares issued for services in August 2007 at $5.07 per share	13	65,901				65,914
Common Shares issued for services in August 2007 at $5.07 per share, shares	13,000
Value of warrants issued in August, 2007 for debt replacement services valued at $4.18 per share		107,459				107,459
Relative fair value of warrants associated with July 2007 convertible note agreement		332,255				332,255
Exercise of stock options in July 2007 at $2.00 per share	20	39,980				40,000
Exercise of stock options in July 2007 at $2.00 per share, shares	20,000
Relative fair value of warrants and beneficial conversion feature in connection with the $2,000,000 convertible note payable in August 2007		2,000,000				2,000,000
Stock issued in lieu of interest payments on the senior secured convertible note at $4.48 and $2.96 per share in October and December 2007	15	55,569				55,584
Stock issued in lieu of interest payments on the senior secured convertible note at $4.48 and $2.96 per share in October and December 2007, shares	15,143
Conversion of $2,000,000 note payable in August 2007 at $2.90 per share	689	1,999,311				2,000,000
Conversion of $2,000,000 note payable in August 2007 at $2.90 per share, shares	689,655
Common shares issued for cash at $2.70 per share, December 2007, net of legal costs of $90,000 and placement agent cost of $1,050,000	5,741	14,354,259				14,360,000
Common shares issued for cash at $2.70 per share, December 2007, net of legal costs of $90,000 and placement agent cost of $1,050,000, shares	5,740,741
Loss on Extinguishment of debt in December 2007		955,637				955,637
Net loss				(14,276,418)		(14,276,418)
Balance at Dec. 31, 2007	28,061	28,431,992		(15,831,915)		12,628,138
Balance, shares at Dec. 31, 2007	28,061,553
Share-based compensation related to warrants		3,769,276				3,769,276
Common shares issued for services in July 2008 at $4.10 per share	30	122,970				123,000
Common shares issued for services in July 2008 at $4.10 per share, shares	30,000
Common shares issued for services in July, September, and December 2008 at $3.75, $2.75, and $0.57 per share, respectively	41	63,814				63,855
Common shares issued for services in July, September, and December 2008 at $3.75, $2.75, and $0.57 per share, respectively, shares	41,500
Purchase of treasury shares between April to September 2008 at an average of $3.12					(101,581)	(101,581)
Purchase of treasury shares between April to September 2008 at an average of $3.12, shares	(32,172)
Net loss				(14,370,594)		(14,370,594)
Balance at Dec. 31, 2008	28,132	32,388,052		(30,202,509)	(101,581)	2,112,094
Balance, shares at Dec. 31, 2008	28,100,881
Cumulative effect of warrants reclassified		(18,586,588)		18,586,588
Reclassification of long term warrant liability				(2,915,136)		(2,915,136)
Common shares issued for services in June 2009 at $1.50 per share	11	17,107				17,118
Common shares issued for services in June 2009 at $1.50 per share, shares	11,412
Common shares issued for services in July 2009 at $0.88 per share	30	26,370				26,400
Common shares issued for services in July 2009 at $0.88 per share, shares	30,000
Common shares issued for services in August 2009 at $0.80 per share	100	79,900				80,000
Common shares issued for services in August 2009 at $0.80 per share, shares	100,000
Option to purchase Common shares for services in August 2009 at an option price of $3.00 for 100,000 shares		8,273				8,273
Common shares issued for services in September and October 2009 at $0.89 and $0.95 per share, respectively	23	20,678				20,701
Common shares issued for services in September and October 2009 at $0.89 and $0.95 per share, respectively, shares	22,500
Common shares to be issued for services in August 2009 at $0.80 per share		80,000				80,000
Net loss				1,136,092		1,136,092
Balance at Dec. 31, 2009	28,296	14,033,792		(13,394,965)	(101,581)	565,542
Balance, shares at Dec. 31, 2009	28,264,793
Common shares issued for services in March 2010 at $0.36 per share	38	13,462				13,500
Common shares issued for services in March 2010 at $0.36 per share, shares	37,500
Common shares issued for services in May 2010 at $0.30 per share	43	12,957				13,000
Common shares issued for services in May 2010 at $0.30 per share, shares	43,000
Common shares released in May 2010 issued at $0.80 per share, additional paid-in capital included in 2009 balance	100	(100)
Common shares released in May 2010 issued at $0.80 per share, additional paid-in capital included in 2009 balance, shares	100,000
Common shares issued for services in May 2010 at $0.18 per share	38	6,712				6,750
Common shares issued for services in May 2010 at $0.18 per share, shares	37,500
Common shares issued for services in July 2010 at $0.24 per share	30	7,170				7,200
Common shares issued for services in July 2010 at $0.24 per share. share	30,000
Common shares cancelled in October 2010 at $0.30 per share	(43)	(12,957)				(13,000)
Common shares cancelled in October 2010 at $0.30 per share, shares	(43,000)
Common shares issued for services in October 2010 at $0.46 per share	37	16,983				17,020
Common shares issued for services in October 2010 at $0.46 per share, shares	37,000
Common shares issued for services in November 2010 at $0.50 per share	6	3,211				3,217
Common shares issued for services in November 2010 at $0.50 per share, shares	6,435
Common shares issued for services in December 2010 at $.048 per share	10	4,790				4,800
Common shares issued for services in December 2010 at $.048 per share, shares	10,000
Discount on related party note payable		83,736				83,736
Net loss				(922,906)		(922,906)
Balance at Dec. 31, 2010	28,555	14,169,756		(14,317,871)	(101,581)	(221,141)
Balance, shares at Dec. 31, 2010	28,523,228
Loss on Extinguishment of debt in December 2007						0
Common shares issued for cash at $0.35 per share in January 2011, net of discount from warrant liability of $125,562	429	24,009				24,438
Common shares issued for cash at $0.35 per share in January 2011, net of discount from warrant liability of $125,562, shares	428,571
Committed shares issued to LPC	600	(600)
Committed shares issued to LPC, shares	600,000
Common shares issued for reduction of accounts payable in March 2011 ranging from $0.47 to $0.50 per share	60	29,040				29,100
Common shares issued for reduction of accounts payable in March 2011 ranging from $0.47 to $0.50 per share, shares	60,000
Common shares issued for services in March 2011 at $0.42 per share	30	12,570				12,600
Common shares issued for services in March 2011 at $0.42 per share, shares	30,000
Common shares issued for services in April 2011 at $0.43 per share	26	11,224				11,250
Common shares issued for services in April 2011 at $0.43 per share, shares	26,042
Common shares issued for cash in May 2011, ranging from $0.22 to $0.29 per share	284	69,716				70,000
Common shares issued for cash in May 2011, ranging from $0.22 to $0.29 per share, shares	284,045
Common shares issued for services in July 2011, ranging from $0.17 to $0.20 per share	155	28,977				29,132
Common shares issued for services in July 2011, ranging from $0.17 to $0.20 per share, shares	155,034
Common shares issued for services in August 2011, at $0.16 per share	75	11,925				12,000
Common shares issued for services in August 2011, at $0.16 per share, shares	75,000
Common shares issued for cash in August 2011, ranging from $0.16 to $0.18 per share	175	29,825				30,000
Common shares issued for cash in August 2011, ranging from $0.16 to $0.18 per share, shares	175,438
Common shares issued for services in September 2011, at $0.18 per share	10	1,790				1,800
Common shares issued for services in September 2011, at $0.18 per share, shares	10,000
Common shares issued for services in October 2011, at $0.15 per share	173	25,979				26,152
Common shares issued for services in October 2011, at $0.15 per share, shares	173,077
Common shares issued for services in November 2011, ranging from $0.21 to $0.23 per share	253	57,006				57,259
Common shares issued for services in November 2011, ranging from $0.21 to $0.23 per share, shares	253,638
Common shares issued for cash in November 2011, ranging from $0.15 to $0.16 per share	660	99,340				100,000
Common shares issued for cash in November 2011, ranging from $0.15 to $0.16 per share, shares	659,894
Common shares issued for services in December 2011, at $0.14 per share	86	11,572				11,658
Common shares issued for services in December 2011, at $0.14 per share, shares	85,721
Common shares issued for settlement of accrued rent in December, 2011 at $0.14 per share	528	73,390				73,918
Common shares issued for settlement of accrued rent in December, 2011 at $0.14 per share, shares	527,980
Accretion of redeemable noncontrolling interest		(112,500)				(112,500)
Net loss				(1,375,012)		(1,375,012)
Balance at Dec. 31, 2011	32,099	14,543,019		(15,692,883)	(101,581)	(1,219,346)
Balance, shares at Dec. 31, 2011	32,067,668
Common shares issued for services in November 2006 at $2.99 per share						83,000
Common shares issued for services in November 2006 at $2.99 per share, shares						389,752
Common shares issued for services in November 2006 at $3.35 per share						2,100
Common shares issued for services in November 2006 at $3.35 per share, shares						13,889
Common Shares issued for Legal Services in January 2012 at $0.14 per share	80	11,170				11,250
Common Shares issued for Legal Services in January 2012 at $0.14 per share, shares	80,357
Common Shares and Committed Shares issued for cash to LPC in January 2012 at $0.15 per share	235	34,765				35,000
Common Shares and Committed Shares issued for cash to LPC in January 2012 at $0.15 per share, shares	235,465
Common Shares issued to TCA in March 2012 at $0.39 per share	281	109,719				110,000
Common Shares issued to TCA in March 2012 at $0.39 per share, shares	280,612
Common Shares issued for Legal Services in April 2012 at $0.41 per share	81	32,581				32,662
Common Shares issued for Legal Services in April 2012 at $0.41 per share, shares	80,645
Common Shares issued for Legal Services in July 2012 at $0.23 per share	94	21,469				21,563
Common Shares issued for Legal Services in July 2012 at $0.23 per share, shares	93,750
Common Shares issued for Services in August 2012 ranging from $0.15 to $0.17 per share	58	9,506				9,564
Common Shares issued for Services in August 2012 ranging from $0.15 to $0.17 per share, shares	57,889
Common Shares issued for Legal Services in September 2012 at $0.13 per share	135	17,063				17,198
Common Shares issued for Legal Services in September 2012 at $0.13 per share, shares	135,000
Common Shares issued Settlement of accrued rent in December 2012 at $0.13 per share	528	68,109				68,637
Common Shares issued Settlement of accrued rent in December 2012 at $0.13 per share, shares	527,980
Shares committed to be issued in connection with warrant exercise			803,704			803,704
Net loss				(1,757,219)		(1,757,219)
Balance at Dec. 31, 2012	33,591	14,847,401	803,704	(174,501,202)	(101,581)	(1,866,987)
Balance, shares at Dec. 31, 2012	33,559,366
Common shares issued for services in November 2006 at $2.99 per share						9,100
Common shares issued for services in November 2006 at $2.99 per share, shares						75,000
Common Shares issued for Legal Services in January 2013 at $0.121 per share	75	9,000				9,075
Common Shares issued for Legal Services in January 2013 at $0.121 per share, shares	75,000
Common Shares issued for conversion of note in February 2013 at $0.072 per share	207	14,793				15,000
Common Shares issued for conversion of note in February 2013 at $0.072 per share, shares	206,897
Common Shares issued for conversion of note in March 2013 ranging from $0.032 to $0.046 per share	910	34,090				35,000
Common Shares issued for conversion of note in March 2013 ranging from $0.032 to $0.046 per share, shares	909,779
Common Shares issued for conversion of note in April 2013 at $0.03 per share	526	15,514				16,040
Common Shares issued for conversion of note in April 2013 at $0.03 per share, shares	525,902
Common Shares issued for conversion of note in May 2013 at $0.023 per share	866	19,134				20,000
Common Shares issued for conversion of note in May 2013 at $0.023 per share, shares	865,801
Common Shares issued for conversion of note in June 2013 at $0.014 per share	1,397	17,603				19,000
Common Shares issued for conversion of note in June 2013 at $0.014 per share, shares	1,397,059
Common Shares issued for conversion of note in July 2013 at $0.0095 per share	1,263	10,737				12,000
Common Shares issued for conversion of note in July 2013 at $0.0095 per share, shares	1,263,158
Common Shares issued in connection with Court Ordered warrant exercise in August 2013 at $0 per share	5,741	797,963	(803,704)
Common Shares issued in connection with Court Ordered warrant exercise in August 2013 at $0 per share, shares	5,740,741
Common Shares issued for conversion of note in August 2013 ranging from $0.0066 to $0.0087 per share	2,754	19,046				21,800
Common Shares issued for conversion of note in August 2013 ranging from $0.0066 to $0.0087 per share, shares	2,754,441
Common Shares issued for conversion of note in September 2013 ranging from $0.0054 to $0.0076 per share	4,270	23,130				27,400
Common Shares issued for conversion of note in September 2013 ranging from $0.0054 to $0.0076 per share, shares	4,269,980
Common Shares issued for conversion of note in October 2013 at $0.005 per share	2,300	9,200				11,500
Common Shares issued for conversion of note in October 2013 at $0.005 per share, shares	2,300,000
Common Shares issued in settlement of accrued payroll and accounts payable in October 2013 at $0.0125 per share	9,848	113,246				123,094
Common Shares issued in settlement of accrued payroll and accounts payable in October 2013 at $0.0125 per share, shares	9,847,501
Common Shares issued for conversion of note in October 2013 at $0.0052 per share	2,308	9,692				12,000
Common Shares issued for conversion of note in October 2013 at $0.0052 per share, shares	2,307,692
Common Shares issued for conversion of note in November 2013 at $0.0052 per share	811	3,409				4,220
Common Shares issued for conversion of note in November 2013 at $0.0052 per share, shares	811,538
Common Shares issued in connection with 3(a)10 transaction in December 2013 at $0.0061 per share	2,076	10,484				12,560
Common Shares issued in connection with 3(a)10 transaction in December 2013 at $0.0061 per share, shares	2,075,540
Extinguishment of derivative liabilities associated with convertible notes		169,302				169,302
Shares committed to be issued in connection with warrant exercise						22,542
Net loss				(1,370,725)		(1,370,725)
Balance at Dec. 31, 2013	$ 68,943	$ 16,123,744		$ (18,820,827)	$ (101,581)	$ (2,729,721)
Balance, shares at Dec. 31, 2013	68,910,395